FHLB Advances and Other Borrowings	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
FHLB Advances and Other Borrowings
FHLB ADVANCES AND OTHER BORROWINGS

Maturity dates of FHLB advances were as follows:

September 30,	2014	2013
	(In thousands)
FHLB advances
Within 1 year	100,000	—
1 to 3 years	700,000	350,000
4 to 5 years	730,000	850,000
More than 5 years	400,000	730,000
	$1,930,000	$1,930,000

$0 of the 2014 advances and $175,000,000 of the 2013 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2014	2013
	(In thousands)
FHLB advances
Within 1 year	$100,000	$175,000
1 to 3 years	700,000	350,000
4 to 5 years	730,000	775,000
More than 5 years	400,000	630,000
	$1,930,000	$1,930,000

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2014	2013	2012
	(In thousands)
Weighted average interest rate at end of year	3.52%	3.52%	3.60%
Weighted daily average interest rate during the year	3.49%	3.57%	4.14%
Daily average of FHLB advances	$1,955,205	$1,905,479	$1,949,019
Maximum amount of FHLB advances at any month end	2,205,000	1,930,000	1,961,895
Interest expense during the year (excludes interest rate swap expense)	68,307	68,075	80,617

FHLB advances are collateralized as provided for in the Advances, Security and Deposit Agreement by all FHLB stock owned by the Bank, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Bank currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.

As of September 30, 2014 and 2013, respectively, there were no reverse repurchase agreements or other borrowings.

The Bank has historically entered into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements have been treated as financings, and the obligations to repurchase securities sold have been reflected as a liability in the consolidated statements of financial condition.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase in 2012 were as follows:

September 30,	2014	2013	2012
	($ in thousands)
Weighted average interest rate at end of year	—%	—%	—%
Weighted daily average interest rate during the year	—%	—%	3.71%
Daily average of securities sold under agreements to repurchase	$—	$—	$692,896
Maximum securities sold under agreements to repurchase at any month end	$—	$—	$800,000
Interest expense during the year	$—	$—	$25,693